As filed with the Securities and Exchange Commission on June 30, 2025
Registration No. 333-283566

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 3	☒

Midland National Life Separate Account C
(Exact Name of Registered Separate Account)
Midland National Life Insurance Company
(Exact Name of Insurance Company)

8300 Mills Civic Parkway
West Des Moines, Iowa 50266-1071
(Address of Insurance Company’s Principal Executive Offices)
Insurance Company’s Telephone Number, including Area Code:
(877) 586-0240

Name and Address of Agent for Service:	Copy to:

Brett L. Agnew, Esq.	Dodie C. Kent, Esq.
Senior Vice President, Deputy General Counsel	Eversheds Sutherland (US) LLP
Midland National Life Insurance Company	The Grace Building, 40th Floor
Sammons Financial Group	1114 Avenue of the Americas
8300 Mills Civic Parkway	New York, NY 10036-7703
West Des Moines, Iowa 50266
(Name, Address, Including Zip Code, and Telephone Number, Including Area Code, of Agent for Service)

Approximate Date of Proposed Public Offering: Continuously on and after the effective date of this registration statement.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On July 11, 2025 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On _________ pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☒	Insurance Company relying on Rule 12h-7 under the Exchange Act.

Explanatory Note

This Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until July 11, 2025, the effective date of Post-Effective Amendment No. 2, filed on May 2, 2025 (SEC Accession Number 0002040519-25-000045) pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 3 incorporates by reference the information contained in Post-Effective Amendment No. 2.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Midland National Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in West Des Moines, Iowa on this thirtieth day of June, 2025.

MIDLAND NATIONAL LIFE INSURANCE COMPANY (INSURANCE COMPANY)

By:	/s/ *
ESFANDYAR E. DINSHAW
Chairman of the Board
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title

/s/ * ESFANDYAR E. DINSHAW	President, Chairman of the Board of Directors, Chief Executive Officer (Principal Executive Officer)

/s/ * DANIEL E. EDSEN	Vice President, Chief Financial Officer & Treasurer (Principal Financial & Accounting Officer)

/s/ * DARRON K. ASH	Director

/s/ * JAMES RODERICK CLARK	Director

/s/ * THOMAS J. CORCORAN	Director

/s/ * SUSAN T. DEAKINS	Director

/s/ * GEORGE A. FISK	Director

/s/ * CARL M. HARRIS	Director

/s/ * WILLIAM D. HEINZ	Director

/s/ * WILLIAM L. LOWE	Director

/s/ * GINA A. NORRIS	Director

/s/ * ROBERT R. TEKOLSTE	Director

*By:	/s/ Brett L. Agnew	June 30, 2025
Brett L. Agnew
Attorney-in-Fact
Pursuant to Power of Attorney